INCOME TAXES - Disclosure of detailed information about temporary difference, unused tax losses and unused tax credits (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences	$ 2,634,373	$ 2,898,702
Non-capital losses carried forward [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences	2,378,160	2,631,428
Intangible assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences	235,980	235,980
Lease liability [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences	$ 20,233	$ 31,294